Note 16 - Related Party Transactions	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
16.	Related Party Transactions

16.1	Related Party Transactions

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

●

During the year ended November 30, 2025, the Company incurred $22 (2024: $384) in general and administrative expenses related to website design, video production, website hosting services and marketing services paid to Blender Media Inc., a company controlled by a direct family member of one of the Company's Co-Chairmen.

Related party transactions are based on the amounts agreed to by the parties. During the year ended November 30, 2025, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties other than as disclosed herein.

16.2	Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity and include management and directors' fees and share-based compensation, which are described below for the year ended November 30, 2025:

	For the year ended
	November 30,	November 30,
	2025	2024
	($)	($)
Management fees	295	295
Director and officer fees	595	632
Share-based compensation	1,401	1,135
Total	2,291	2,062

As at November 30, 2025, $267 was payable to key management personnel for services provided to the Company ( November 30, 2024: $274). Compensation is comprised entirely of salaries, fees and similar forms of remuneration and directors' fees. Management includes the Chief Executive Officer and the Chief Financial Officer.